Interest and similar income and expense and net gain (loss) on investment securities and derivatives - Summary of Interest and Similar Expense (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Interest Expense [Line items]
Interest and similar expense	R$ (73,558)	R$ (75,958)	R$ (70,612)
Bank Deposits [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(17,478)	(18,559)	(17,484)
Securities sold under repurchase agreements [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(10,690)	(20,473)	(20,889)
Inter bank market debt [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(28,878)	(13,231)	(13,587)
Institutional market debt [Member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(8,400)	(6,837)	(6,773)
Finance Expense [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(8,121)	(16,720)	(11,815)
Other interest and similar expense [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	R$ 9	R$ (138)	R$ (64)